Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

On February 15, 2024 (the “Closing Date”), Cayco consummated the transaction pursuant to the Business Combination Agreement with Chenghe, and Semilux (“Merger Sub”). (the Company and together with CayCo and Merger Sub, the “TCO Parties”),

The merger was carried out in two steps:

(a)	Merger Sub merged with and into Chenghe with Chenghe being the surviving company and as a direct, wholly owned subsidiary of Merger, and Chenghe changed its name to “SEMILUX LTD.”

(b)	Upon the closing of the Business Combination, trading of Chenghe’s Class A ordinary shares and units was ceased, the separate corporate existence of Merger Sub was ceased.

Following the consummation of the transaction, Chenghe. as a wholly-owned subsidiary of the Cayco.

The Company has evaluated subsequent events through May 15, 2024, the date of issuance of the combined financial statements, and did not identify any other subsequent events with material financial impact on the Company’s combined financial statements.